COMMON STOCK (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Common stock shares authorized (in shares)	1,000	1,000
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock shares issued (in shares)	1,000	1,000